BASIS OF PREPARATION AND MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Basis Of Preparation And Material Accounting Policies [Abstract]
Basis of preparation	Basis of preparation
These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”).
These consolidated financial statements have been prepared on the historical cost basis, unless otherwise stated.
The areas which require a higher degree of judgments or complexities, or assumptions and significant estimates to the consolidated financial statements, are disclosed in Note 3.
These consolidated financial statements were authorized for issuance by Management on March 27, 2026.
Functional and presentation currency	Functional and presentation currency
These consolidated financial statements are presented in U.S. dollar (“US$” or “Dollar”), which is the Company’s functional currency.
Functional currency is the currency of the primary economic environment in which the entity operates, considering the following factors:
✈The currency that most influences the prices of goods and services; this is the currency in which the sales price of the Company’s goods and services are expressed and settled.
✈The currency that most influences the costs of providing goods or services, i.e., the currency in which the Company’s costs are normally expressed and settled.
✈The currency of the country whose competitive forces and regulations most influence the Company’s business.
✈The currency in which the Company largely obtains funds for financial operations and in which it normally receives for its sales and accumulates cash.
All amounts have been rounded to the nearest million, unless otherwise indicated.

Material accounting policies	Material accounting policies
The Company applied the accounting policies described below consistently to all periods presented in these consolidated financial statements, except if mentioned otherwise.
The material accounting policies adopted by the Company in the preparation of these financial statements are presented in the respective notes to the financial statements.
The following amendments to standards, which came into effect on January 1, 2025, had no material impact in these consolidated financial statements:
✈Lack of Exchangeability (amendments to IAS 21 and IFRS 1).
✈Changes to the illustrative examples of IFRS 7, IFRS 18, IAS 1, IAS 8, IAS 36 and IAS 37 - Disclosures about Uncertainties in the Financial Statements.

Foreign currency	Foreign currency
Foreign currency transactions
Transactions in foreign currencies are translated into the functional currency at the exchange rates at the dates of the transactions.
Assets and liabilities for each statement of financial position presented are translated at the closing rate at the reporting date. Foreign exchange gains and losses resulting from this translation are recognized in profit or loss as foreign exchange gain (loss), net.
Customer advances and advances to suppliers for goods or services in foreign currencies are translated to the Company’s functional currency on the transaction date and no subsequent translation is recognized.
Foreign operations
The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into US$ at the exchange rate at the reporting date. The income and expenses of foreign operations, as well as their cash flows, are translated into US$ at monthly average exchange rates. Foreign currency differences are recognized in other comprehensive income.
When a foreign operation is sold or liquidated, the cumulative amount of exchange rate variations related to that foreign operation, recognized in other comprehensive income, is reclassified to profit or loss as part of the gain or loss on disposal.

Cash and cash equivalents, Financial investments and Restricted cash
Cash and cash equivalents
Cash and cash equivalents include cash on hand, cash in transit, bank deposits, highly liquid short-term investments maturing within 90 days of the investment date, readily convertible into a known amount of cash and subject to an insignificant risk of change in value.
For the purposes of the statements of cash flow, overdraft bank balances are included as a component of cash and cash equivalents since these guaranteed accounts are settled in a short period of time and are an integral part of the Company’s cash management.
Financial investments
The resources invested that do not meet the definition of cash and cash equivalents are presented as financial investments.
Restricted cash
Resources that are legally restricted from use or withdrawal by the Company (restricted cash) are presented within other assets.

Derivative financial instruments and hedge accounting
Derivatives financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Changes in fair value are recognized in profit or loss, within financial results, except for derivatives designated as a cash flow hedging instruments.
Cash flow hedge
The effective portion of changes in the fair value of the hedging instrument is recognized in other comprehensive income, while any ineffective portion is recognized immediately in profit or loss, within financial results. The amounts accumulated in other comprehensive income are accounted for, under the same caption as the hedged item, in the same period or periods as the hedged expected cash flows affect profit or loss.
If cash flow hedge accounting is discontinued, the amounts accumulated in other comprehensive income are reclassified to profit or loss, under the same caption as the hedged item, in the same period or periods as the hedged expected cash flows affect profit or loss. If the hedged future cash flows are no longer expected to occur, then the amounts that have been accumulated in other comprehensive income are immediately reclassified to profit or loss, within financial results.
At the inception of each hedge relationship, the Company documents the connection between the hedging instruments and the hedged items, including the risk management objectives and the strategy for undertaking the transaction, along with the methods the Company will assess whether the hedging relationship meets the hedge effectiveness requirement.
The Company does not contract derivative instruments for speculative purposes.

Inventories
Inventories are comprised of raw materials, work in progress, spare parts and finished goods. Raw materials are recognized at acquisition cost. Work in progress consists of raw materials, direct labor, other direct costs and manufacturing overhead. When completed, these items are recognized as finished goods.
Raw materials and spare parts are measured using the moving weighted‑average cost method. Finished goods (manufactured aircraft) and work in progress are measured at their specific production cost.
Inventories are stated at the lower of cost and net realizable value.
The Company may hold used aircraft in inventory for resale, typically received through trade‑in transactions to facilitate the sale of new aircraft. The carrying amount of these assets is periodically compared with their net realizable value, which is determined based on the estimated selling price of the aircraft in the ordinary course of business, less the estimated costs necessary to complete the sale. Management, together with its external appraisers, estimates the selling price based on aircraft valuations.
Any loss identified on the carrying amount is recognized in profit or loss within cost of sales.

Property, plant and equipment
Property, plant and equipment are recognized by the acquisition or construction cost, which includes capitalized loan costs, less accumulated depreciation, and impairment losses.
Subsequent costs are capitalized only when it is probable that future economic benefits associated with the item will flow to the Company and can be measured reliably.
The estimated useful lives are reviewed and adjusted, if appropriate, at the end of each fiscal year.
The exchange pool program is an operation in which the customer contracts the availability of spare parts for aircraft maintenance. In this program, when it is necessary to change a damaged part, the customer delivers the damaged part to the Company and the Company provides the customer with a part in working order. The damaged part is in turn reconditioned and added to the pool.
The residual value is determined for certain aircraft spare parts included in the exchange pool program, which is reviewed and, if necessary, adjusted at the end of each reporting period. As for the remaining assets, the residual value is assumed to be close to zero.

Intangible assets
Goodwill
Goodwill is measured at cost, less accumulated impairment losses.
Internally developed intangible assets
Internally developed intangible assets consist of expenditures incurred in the development of new aircraft, including support services, productive labor, material and direct labor allocated to the construction of aircraft prototypes or significant components, loan costs, when applicable, as well as applications of advanced technologies within the objective to make the aircraft lighter, quieter, more comfortable and efficient in energy consumption and emissions, in addition to being designed and manufactured in less time and with optimization of resources.
Internally developed intangible assets are amortized using the units produced method using as a basis the number of seats in the expected production of aircraft for the program to which that asset is related.
Software
This asset group is comprised of software licenses, which have useful lives ranging from 3 to 5 years, and certain software used in the production process, which have useful lives of 20 years. Expenditures associated with software maintenance are recognized as expenses when incurred. Expenditures that are directly attributable to internally developed software controlled by the Company and that are expected to generate economic benefits exceeding their costs for a period longer than one year are recognized as intangible assets.
Amortization is calculated using the straight-line method, based on the estimated useful life of each item.

Income tax and social contribution
Income tax and social contribution comprise current and deferred tax. It is recognized in profit or loss except to the extent that it relates to items recognized directly in other comprehensive income.
Current tax is measured using tax rates enacted or substantively enacted at the reporting date in the countries in which the Company operates and generates taxable income.
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.
To recognize deferred tax assets arising from temporary differences and tax losses, the Company assesses the expectation of generating future taxable profits considering that these temporary differences and accumulated tax losses would be offset.
Deferred income tax assets and liabilities are offset when there is a legal right and intention to offset them when calculating current taxes, generally related to the same legal entity and the same tax authority. Therefore, deferred tax assets and liabilities in different entities or different countries are generally not offset
Uncertainty over tax income treatments
Management periodically evaluates positions taken in the income tax calculation with respect to situation in which applicable tax regulation is subject to interpretation.
If it is probable that the taxation authorities will accept the uncertain tax treatments, these positions are considered to determine income taxes; therefore, the amounts recognized in the consolidated financial statements are consistent with those reported in the income tax filings.
If it is not probable that the taxation authorities will accept the uncertain tax treatments, a provision is recognized for the estimated amount of resources to be disbursed (see Note 22.4)

Provisions, contingent assets and liabilities, legal obligations, and court-mandated escrow deposit
Provisions, contingent assets and liabilities, legal obligations, and court-mandated escrow deposit
A provision is recognized when the Company has a present obligation (legally or constructive) arising from past events, it is more likely than not that there will be an outflow of economic benefits, and the amount can be estimated reliably.
As for tax matters, a provision is recognized when Management, based on its assessment and assistance of legal advisors, concludes that the tax positions adopted in the calculation of these taxes for periods subject to tax inspection, or in administrative or judicial discussions, will result in a probable loss in decisions of superior courts of last instance.
Contingent liabilities are possible obligations arising from past events and their existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not fully under the entity’s control; or a present obligation that results from past events but that is not recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation or the value of the obligation cannot be measured with sufficient reliability.
Legal obligations relate to tax payables under Brazilian law for which the Company has accrued the corresponding liability but initiated legal disputes challenging their applicability. Such tax liabilities under discussion are fully recognized as tax payable.
Contingent assets are not recognized but disclosed when the inflow of economic benefits is probable. If it has become virtually certain that an inflow of economic benefits will arise, the asset and the related income are recognized in the financial statements of the period in which the change occurs.
Court-mandated escrow deposits are presented as other assets and are measured at the amount deposited, adjusted for interest or monetary updates, when applicable, in accordance with applicable legislation.

Financial Instruments
Recognition and initial measurement
Accounts receivable from customers are initially recognized on the date they are originated. All other financial assets and liabilities are initially recognized when the Company becomes a party to the contractual provisions of the instrument.
A financial asset (unless it is a trade account receivable without a significant financing component) or financial liability is initially measured at fair value plus or minus, for an item not at fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to its acquisition or issue. A trade account receivable without a significant financing component is initially measured at the transaction price.
Classification, subsequent measurement and derecognition
Financial assets
On initial recognition, a financial asset is classified as subsequently measured at: amortized cost; fair value through other comprehensive income (“FVOCI”); or FVTPL.
Financial assets are not reclassified subsequent to their initial recognition unless the Company changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.
Financial assets are derecognized when:
✈The contractual rights to the cash flows from the asset expire; or
✈The Company transfers the contractual rights to receive cash flows on a financial asset in a transaction in which: substantially all the risks and benefits of ownership of the financial asset or the Company neither transfers nor keeps substantially all the risks and benefits of ownership of the financial asset and does not have control over the financial asset.
A financial asset is measured at amortized cost if it meets both of the following conditions:
✈It is held within a business model whose objective is to hold assets to collect contractual cash flows; and
✈Its contractual terms give rise on specific dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
These financial assets are subsequently measured at fair value. Interest income calculated under the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in other comprehensive income (“OCI”). On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.
All financial assets not classified as measured at amortized cost or as FVOCI are classified at FVTPL. These assets include financial assets held for active and frequent trading and derivative financial instruments. Interest income and dividends arising from financial assets measured at FVTPL are recognized in profit or loss. See Note 7 for financial assets in hedge accounting.
Business model evaluation
The Company evaluates the business model’s objective for the management of financial assets as part of the accounting classification of the instruments. The factors considered in this evaluation are:
✈The current financial policy and the objectives set for portfolio management, which include assessing whether the strategy focuses on contractual interest income, maintaining a determined interest rate profile, the relationship between the duration of the financial assets and related liabilities, expected cash outflows, or the realization of cash flows through the sale of underlying financial assets.
✈How the portfolio performance is assessed and reported to Management.
✈Risks that affect the performance of the business model and how they are managed.
✈The frequency, volume and timing of assets sales in prior periods, the reasons for such transactions and future expectations.
Evaluation if contractual cash flows are solely payments of principal and interest
To assess whether contractual cash flows are solely payments of principal and interest, the principal is defined as the fair value of the financial asset at the initial recognition, and interest as a consideration for the time value of money, the credit risk associated with value of principal outstanding during contractual terms, other risks and general costs of loans, as well as the profit margin in the transaction.
The Company considers the contractual terms of the financial asset to assess whether the contractual cash flows are solely payments of principal and interest. This includes assessing whether the financial asset contains a contractual term that could change the timing or value of contractual cash flows such that it would not meet this condition.
This evaluation includes contingent events, terms that can adjust contractual rates, prepayment and extension of due dates, and terms that limit the Company’s access to cash flows of specific assets.
Financial liabilities
Financial liabilities are measured at amortized cost or FVTPL. A financial liability is measured at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss.
Other financial liabilities are subsequently measured at amortized cost under the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss.
Financial liabilities are derecognized when contractual obligations are withdrawn, canceled or expired. The difference between the carrying amount of a financial liability extinguished and the consideration paid (including transferred assets or assumed liabilities) is recognized in profit or loss.
See Note 7 for financial liabilities in hedge accounting.
Offsetting
Financial assets or liabilities are offset, and their net amount is presented in the statement of financial position when, and only when, the Company currently has a legally enforceable right to offset the amounts and intends to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Revenue from contract with customers
Revenue is measured based on the consideration received or the consideration the Company expects to be received for the sale of products and services in the ordinary course of business. Revenue is presented net of taxes, returns, reductions and discounts.
Revenue from sales of aircraft and spare parts
Revenues are recognized when the control of the promised goods or services is transferred to the customer, that is, when all revenue recognition criteria are met. Revenues from commercial, executive, and agricultural aircraft and spare parts are generally recognized at a point in time, e.g. upon delivery or shipment to the customer.
The average collection term for the sales of parts is 30 days after transferring control of the asset to the customer.
The Company also identifies the various performance obligations provided for in the contract, such as supply of spare parts, training, technical support representative and other obligations, and allocates the individual price of each obligation, as well as variable considerations, such as discounts, rebates, etc. proportionally to individual sales prices that are estimated using the expected cost plus margin method.
In the Defense & Security aircraft sales, there is no comparative basis for the individual sales price considering the high customization of the products, so the individual price is allocated to the performance obligation considering the expected cost plus margin method.
Revenue from services
Revenues from services are recognized over time as services are provided. Services mainly include technical services, training, maintenance of aircraft and parts, modernization services, and support programs.
The average receipt period is 30 days. For some services, such as modernization of defense aircraft, the deadline for receipt follows the schedule agreed between the parties.
Due to the absence of a usage pattern that can be reliably projected, revenues from exchange pool programs and total support programs are recognized on a straight-line basis over the term of the contract and consist of a fixed fee and a variable fee directly related to the hours effectively flown by the aircraft covered by these programs.
Revenue from long-term contracts
In the Defense & Security segment, the revenue is recognized over time, as control over the aircraft produced is transferred to the customer over time. The Company transfers control over time when:
✈The customer simultaneously obtains and uses the benefits resulting from the Company’s performance as it is delivered.
✈The Company’s performance results in the creation or enhancement of assets under the customer’s control as those assets are developed or enhanced.
✈The entity’s performance does not generate an asset with significant alternative use, and the Company has an enforceable right to receive payment for work completed to date, in the event of termination of the contract for the convenience of customers.
The revenue from these contracts is measured according to the PoC (percentage of completion) method, that is, the contract revenue is multiplied by the percentage calculated as the ratio of the costs incurred in relation to the total estimated costs for concluding the contracts.
Revenue recognized for development contracts in the Defense & Security segment is based on Management’s best estimates of total estimated costs at completion, as they become evident.
The Company believes that the incurred cost method provides the most reliable basis for estimating the progress of contracts whose revenues are recognized over time.
There are no significant financing components in the long-term contracts of the Defense & Security segment. The payment terms are mainly aligned with the stages of execution and deliveries of each contract, as agreed by the Company and the customers, and there is no intent on either side to finance the other.
Contract assets and liabilities
A contract assets is initially and primarily recognized for revenue earned from long-term Defense & Security contracts, which are measured under the percentage of completion method. Contract assets are transferred to trade receivables when the rights become unconditional. Expected credit losses are calculated on contract asset balances, as described in Note 29.3.
Contract liabilities refer to non-refundable advances of consideration received by the Company prior to the delivery of aircraft and based on acceptances of long-term Defense & Security contracts for which the relevant contract stage has not yet been performed (customer advances), as well as those related to the supply of spare parts, training, technical representation and other obligations included in aircraft sales contracts (multiple-element arrangements).